INCOME TAXES (Narrative) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Major components of tax expense (income) [abstract]
Applicable tax rate	26.50%	26.50%
Non-capital losses carry-forwards	$ 20,051,000
Canadian development and exploration expenditures	$ 35,250,000	$ 35,500,000